RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jun. 30, 2013	May 31, 2013	Mar. 31, 2008	Feb. 28, 2014
Related Party Transaction [Line Items]
Agreement Expiration For Finance And Operation Services	May 31, 2014
Consultant [Member]
Related Party Transaction [Line Items]
General Contractor Costs		$ 12	$ 7
Consultant [Member] | Deferred Bonus [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	50
Consultant [Member] | Deferred Bonus [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				$ 200